Promissory Notes (Narrative) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Promissory notes - related party	$ 172,874
Nadav Elituv, Chief Executive Officer [Member]
Debt Instrument [Line Items]
Promissory notes description	The balance is non-interest bearing, unsecured and have no specified terms of repayment.	The balance is non-interest bearing, unsecured and have no specified terms of repayment.
Promissory Notes [Member]
Debt Instrument [Line Items]
Promissory notes with principal and interest	$ 249,137	$ 0
Promissory note interest rate	10.00%	10.00%
Promissory notes description	Notes are unsecured	Notes are unsecured
Promissory notes maturity date	Dec. 31, 2021	Dec. 31, 2021
Promissory Notes [Member] | Nadav Elituv, Chief Executive Officer [Member]
Debt Instrument [Line Items]
Promissory notes - related party	$ 172,874